PGIM Jennison International Opportunities Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	72 Months Ended	85 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI ACWI ex USA Index (ND)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	4.10%				4.80%
A
Prospectus [Line Items]
Average Annual Return, Percent			0.75%	5.96%				8.33%
C
Prospectus [Line Items]
Average Annual Return, Percent			4.74%	6.30%				8.08%
R
Prospectus [Line Items]
Average Annual Return, Percent			6.25%	6.77%		7.30%
Performance Inception Date		Nov. 20, 2017
R | MSCI ACWI ex USA Index (ND)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]					3.81%
Z
Prospectus [Line Items]
Average Annual Return, Percent			6.84%	7.38%				9.18%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.82%	7.36%				9.16%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.06%	5.80%				7.55%
R2
Prospectus [Line Items]
Average Annual Return, Percent			6.36%	6.92%	11.85%
Performance Inception Date		Dec. 27, 2018
R2 | MSCI ACWI ex USA Index (ND)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]				6.82%
R4
Prospectus [Line Items]
Average Annual Return, Percent			6.64%	7.19%	12.14%
Performance Inception Date		Dec. 27, 2018
R6
Prospectus [Line Items]
Average Annual Return, Percent			6.89%	7.44%			9.76%
Performance Inception Date		Dec. 23, 2015
R6 | MSCI ACWI ex USA Index (ND)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]						6.03%

[1]	Since Inception returns for the Index are measured from the month-end closest to the inception date for Class R shares.
[2]	Since Inception returns for the Index are measured from the month-end closest to the inception date for Class R2 and Class R4 shares.
[3]	Since Inception returns for the Index are measured from the month-end closest to the inception date for Class R6 shares.